Net Loss Per Share	12 Months Ended
Jan. 31, 2022
Net Loss Per Share

(24) Net Loss Per Share

Basic earnings per share is computed by dividing net income for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of outstanding restricted stock-based awards, stock options, and shares issuable under the employee stock purchase plan using the treasury stock method.

The following tables set forth the computation of basic and diluted earnings per share (in thousands, except number of shares and per share data):

	Fiscal 2022		Fiscal 2021
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021	February 1, 2021	August 27, 2020	February 1, 2020
	to Januar 31,	to June 11,	to Januar 31,	to August 27,	Fiscal year ended
	2022	2021	2021	2020	January 31, 2020
Net (loss) income from continuing operations	$(58,746)	$(50,439)	$(89,754)	$2,929,958	$(730,729)
Net income (loss) from discontinued operations	11,940	1,175	(3,968)	(165,946)	(118,476)
Net (loss) income	$(46,806)	$(49,264)	$(93,722)	$2,764,012	$(849,205)

Weighted average common shares outstanding:
Ordinary – Basic and Diluted (Predecessor (PL))	*	*	*	100.1	100.1
Class A – Basic and Diluted (Predecessor (SLH))	*	3,840	3,840	*	*
Class B – Basic and Diluted (Predecessor (SLH))	*	160	160	*	*
Ordinary – Basic and Diluted (Successor)	133,143	*	*	*	*

Net loss per share class (Predecessor (SLH) only)
Net loss for Class A - Continuing operations		$(48,421)	$(86,164)
Net loss for Class A - Discontinued operations		1,128	(3,809)
Loss on modifications of terms of participation rights held by Class B shareholders and warrants		—	(5,900)
Net loss attributable to Class A		$(47,293)	$(95,873)

Net loss for Class B - Continuing operations		$(2,018)	$(3,590)
Net loss for Class B - Discontinued operations		47	(159)
Gain on modifications of terms of participation rights held by Class B shareholders and warrants		—	5,900
Net income attributable to Class B		$(1,971)	$2,151

Net loss per share:
Ordinary – Basic and Diluted (Predecessor (PL)) - Continuing operations	*	*	*	29,270.31	(7,299.99)
Ordinary – Basic and Diluted (Predecessor (PL)) - Discontinued operations	*	*	*	(1,657.80)	(1,183.58)
Ordinary – Basic and Diluted (Predecessor (PL))	*	*	*	$27,612.51	$(8,483.57)
Class A – Basic and Diluted (Predecessor (SLH)) - Continuing operations	*	(12.61)	(23.98)	*	*
Class A – Basic and Diluted (Predecessor (SLH)) - Discontinued operations	*	0.29	(0.99)	*	*
Class A – Basic and Diluted (Predecessor (SLH))	*	$(12.32)	$(24.97)	*	*
Class B – Basic and Diluted (Predecessor (SLH)) - Continuing operations	*	(12.61)	14.43	*	*
Class B – Basic and Diluted (Predecessor (SLH)) - Discontinued operations	*	0.29	(0.99)	*	*
Class B – Basic and Diluted (Predecessor (SLH))	*	$(12.32)	$13.44	*	*
Ordinary – Basic and Diluted (Successor) - Continuing operations	(0.44)	*	*	*	*
Ordinary – Basic and Diluted (Successor) - Discontinued operations	0.09	*	*	*	*
Ordinary – Basic and Diluted (Successor)	$(0.35)	*	*	*	*
*	Not Applicable

Potential common shares related to participating rights in Notional Units in Evergreen have been excluded as the income generated for period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) is attributable to gains recognized upon emergence of bankruptcy, which the Notional Units did not participate in as they were cancelled at that time. Potential common shares related to participating rights in Notional Units in Evergreen for the fiscal year ended January 31, 2020 (Predecessor (PL)) are excluded from earnings per share as they are contingently issuable and the impact would be anti-dilutive.

Warrants to purchase 705,882 common shares have been excluded from the Predecessor (SLH) period since, for periods of losses, the impact would be anti-dilutive and, for periods of income, no shares would be added to diluted earnings per share under the treasury stock method as the strike price of these awards are above the fair market value of underlying shares for all periods presented.

During the period from June 12, 2021 to January 31, 2022 (Successor), the Company incurred net losses and, therefore, the effect of the Company’s potentially dilutive securities was not included in the calculation of diluted loss per share as the effect would be anti-dilutive. The following table contains share/unit totals with a potentially dilutive impact (in thousands):

	Successor	Predecessor (SLH)

Warrants to purchase common shares	61,967	706
Stock Options	2,826	—
RSU’s	6,558	—
Total	71,351	706